CONSOLIDATED AND COMBINED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 331,046	$ 319,018	$ 409,522
Cost of sales
Voyage expenses	(149,444)	(151,705)	(166,924)
Vessel operating costs	(33,889)	(32,657)	(40,837)
Charter hire costs	(61,668)	(100,648)	(127,748)
Depreciation of ships, drydocking and plant and equipment– owned assets	(17,529)	(14,094)	(17,975)
Depreciation of ships and ship equipment – right-of-use assets	(30,449)	0	0
Other expenses	(697)	(1,146)	(16,364)
Cost of ship sale	(16,844)	(7,675)	(17,560)
Gross profit	20,526	11,093	22,114
Other operating (expense) income	(23,559)	6,022	(34,502)
Administrative expenses	(28,412)	(31,599)	(32,868)
Share of losses of joint ventures	(1,420)	(454)	(12,946)
Impairment loss recognised on financial assets	0	(1,583)	0
Interest income	1,979	3,787	7,164
Interest expense	(11,916)	(6,517)	(6,548)
Loss before taxation	(42,802)	(19,251)	(57,586)
Income tax	(685)	(1,389)	(3,226)
Loss for the year	(43,487)	(20,640)	(60,812)
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit obligation	(42)	8	157
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(42)	8	157
Items that may be reclassified subsequently to profit or loss
Exchange differences arising on translation of foreign operations	761	(6,656)	4,232
Reclassification of translation reserve to profit or loss arising from loss of control of businesses	0	(1,063)	0
Net fair value gain (loss) on hedging instruments entered into for cash flow hedges	1,040	(852)	210
Other comprehensive (loss) income for the year, net of income tax	1,801	(8,571)	4,442
Other comprehensive income (loss) for the year, net of income tax	1,759	(8,563)	4,599
Total comprehensive loss for the year	$ (41,728)	$ (29,203)	$ (56,213)
Loss per share:
Basic and diluted	$ (2.29)	$ (1.08)	$ (3.19)